Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue				$ 44,444
Cost of revenues
Gross profit				44,444
Operating expenses
Professional fees	109,296	20,814	1,887,706	72,556
Product development			6,000	2,850
General and administrative	79,399	1,163	48,839	18,899
Total operating expenses	188,695	21,977	1,942,545	94,305
Loss from operations	(188,695)	(21,977)	(1,942,545)	(49,861)
Other expense
Loss on foreign currency translation	(9)			(1,512)
Interest expense	(1,093)		(7,074)
Loss on reverse merger				(2,837,392)
Total other expense	(1,102)		(7,074)	(2,838,904)
Net loss before tax provision	(1,102)		(1,949,619)	(2,888,765)
Tax Provision
Net loss	$ (189,797)	$ (21,977)	$ (1,954,297)	$ (2,888,765)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ (0.02)	$ (0.03)
Weighted average common shares outstanding	104,653,154	104,425,830	104,743,134	99,971,295